Other information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information
Supplemental cash flow information

Year ended December 31,	2014	2013
Cash paid during the year for:
Interest	$10,939	$25,528
Income taxes	—	91
Cash received during the year for:
Interest	63	256
Income taxes	88	3,797

Year ended December 31,	2014	2013
Non-cash transactions:
Addition of plant and equipment by means of capital leases	$39,492	$13,812
Reclass from plant and equipment to assets held for sale	(1,321)	(5,123)
Net increase in accounts payable related to purchase of plant and equipment	283	2,888
Net increase in accounts payable related to purchase of intangibles	—	43
Net decrease in accounts payable related to change in estimated financing fees	(101)	—
Net increase in accounts payable related to change in the lease inducement payable on the sublease	107	—
Net decrease in short term portion of equipment lease liabilities included in accrued liabilities related to the purchase of plant and equipment	—	(159)
Net increase in long term portion of equipment lease liabilities related to the purchase of plant and equipment	—	1,702
Net (decrease) increase in accrued liabilities related to current portion of RSU liability	(924)	1,430
Net increase (decrease) in accrued liabilities related to current portion of DSU liability	408	(253)
Net increase in accrued liabilities related to the current portion of the senior executive stock options	22	—
Net increase in accrued liabilities related to dividend payable	697	—

Schedule of net change in non-cash working capital
Net change in non-cash working capital

Year ended December 31,	2014	2013
Operating activities:
Accounts receivable, net	$3,674	$29,765
Unbilled revenue	(11,454)	30,275
Inventories	(1,542)	(644)
Prepaid expenses and deposits	(780)	634
Accounts payable	9,928	(31,847)
Accrued liabilities	(954)	(1,603)
Long term portion of liabilities related to equipment leases	—	(209)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(6,357)	(872)
	$(7,485)	$25,499